Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Schedule of material subsidiaries
			Ownership interest as at December 31
	Note	Main location of company's activities	2024	2023
OPC Holdings Israel Ltd.	11.A.1	Israel	80%	80%
CPV Group LP	11.A.2	USA	70%	70%

Schedule of identifiable assets and liabilities acquired
$ Million
Cash and cash equivalents	1
Trade and other receivables	6
Property, plant, and equipment - facilities and electricity generation and supply license (1)	172
Property, plant, and equipment - land owned by the Gat Partnership (2)	23
Trade and other payables	(7)
Loans from former right holders (3)	(84)
Deferred tax liabilities	(19)
Identifiable assets, net	92
Goodwill (4)	61
Total consideration (5)	153

(1)
The Group applied IFRS 3 and allocate the fair value of the facilities and the electricity supply license to a single asset. The fair value was determined by an independent appraiser using the income approach, the MultiPeriod Excess Earning Method. The valuation methodology included several key assumptions that constituted the basis for cash flow forecasts, including, among other things, electricity and gas prices, and nominal post-tax discount rate of 8%-8.75%. The said assets are amortized over 27 years from the acquisition date, considering an expected residual value at the end of the assets’ useful life.

(2)	The fair value of the land was determined by an external and independent land appraiser using the discounted cash flow technique (“DCF”) of 8%.
(3)	The loans were repaid immediately after the acquisition date.
(4)	The goodwill arising as part of the business combination reflects the synergy between the activity of the Gat Partnership and the Rotem Power Plant.
(5)	The consideration includes a cash payment of NIS 270 million (approximately $75 million) plus deferred consideration, whose present value is estimated at NIS 285 million (approximately $79 million).

Schedule of cash flows that were used for acquisition transaction
$ Million
Cash and other cash equivalents paid (excluding consideration used to repay shareholders' loan)	152
Cash and other cash equivalents acquired	(1)
151

Schedule of aggregate cash flows as result of transaction
	As at and for the year ended December 31,
	2024	2023	2022
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	59.73%	59.97%	56.20%
Current assets	368,586	460,810	419,636
Non-current assets	2,940,193	3,018,434	2,289,101
Current liabilities	(176,725)	(353,735)	(184,418)
Non-current liabilities	(1,371,291)	(1,679,847)	(1,283,445)
Net assets	1,760,763	1,445,662	1,240,874
Carrying amount of NCI	1,051,754	866,915	697,433

Revenue	751,304	691,796	573,957
Profit after tax	52,638	46,955	65,352
Other comprehensive income	757	(38,017)	(11,249)
Profit attributable to NCI	36,414	25,030	37,007
OCI attributable to NCI	2,834	(24,624)	(568)
Cash flows from operating activities	206,929	134,973	62,538
Cash flows used in investing activities	(465,739)	(594,303)	(328,610)
Cash flows from financing activites excluding dividends paid to NCI	242,755	503,245	285,898
Effect of changes in the exchange rate on cash and cash equivalents	2,179	(7,435)	(13,545)
Net (decrease)/increase in cash and cash equivalents	(13,876)	36,480	6,281

* The NCI percentage represents the effective NCI of the Group

Mountain Wind Power Plant [Member]
Disclosure of detailed information about business combination [line items]
Schedule of information relating to group's subsidiaries
$ Million
Trade and other receivables	4
Property, plant, and equipment (1)	127
Intangible assets (1)	26
Trade and other payables	(1)
Liabilities in respect of evacuation and removal	(2)
Identifiable assets, net	154
Goodwill (2)	21
Total consideration	175

(1)
The fair value was determined using the DCF method. The valuation methodology included a number of key assumptions that constituted the basis for cash flow forecasts, including, among other things, electricity and gas prices, and nominal post-tax discount rate of 5.75% - 6.25%. Intangible assets are amortized over 13 to 17 years, and property, plant, and equipment items are depreciated over 20 to 29 years.

(2)
The goodwill in the transaction reflects the business potential of the Group’s entry into the renewable energies market in New England, USA. CPV Group expects that the entire amount of the goodwill will be deductible for tax purposes.

Harrison Street Transaction [Member]
Disclosure of detailed information about business combination [line items]
Schedule of identifiable assets and liabilities acquired
$ Million
Cash and cash equivalents	65
Trade and other receivables	19
Restricted deposits and cash	2
Property, plant and equipment	752
Right of use assets and deferred expenses	55
Intangible assets - PPAs and other agreements	110
Intangible assets - goodwill	126
Derivative financial instruments, net	(1)
Trade and other payables	(45)
Long-term loans from banking corporations and financial institutions	(308)
Long-term lease liabilities	(48)
Loan to ICG Energy	(85)
Other long‑term liabilities	(123)
Total assets, net derecognized upon deconsolidation	519

Schedule of calculation of the profit from loss of control
$ Million
Fair value	594
Net assets attributable to the Group at deconsolidation date	(519)
Excess fair value	75
Transaction costs carried to profit or loss and others	(6)
Pretax income on loss of control in CPV Renewable	69
Tax expenses due to restructuring carried out prior to completing the transaction	(3)
Deferred tax expenses with respect to revaluation of investment to fair value	(19)
Post-tax income on loss of control in CPV Renewable	47

Schedule of operating projects
$ Million
Cash and cash equivalents	203
Receivables in respect of deferred consideration from the partner in CPV Renewable	97
Property, plant and equipment	665
Bank loans	(388)
Other identifiable assets and liabilities	17
Total	594

Schedule of aggregate cash flows as result of transaction
$ Million
Repayment of a loan granted by ICG Energy	85
Return on investment	16
Deconsolidation - Cash and cash equivalents of CPV Renewable	(65)
36